Schedule of movement other financial assets and liabilities (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Other Financial Assets And Liabilities
Other financial assets, Balance	$ 3,969,000
Other financial liabilities, Balance	(4,167,450)
Other financial assets, Selling of shares for settlement of transaction fee	(343,198)
Other financial liabilities, Selling of shares for settlement of transaction fee
Other financial assets, Fair value adjustment	(233,947)
Other financial liabilities, Fair value adjustment	220,500
Other financial assets, Balance	3,391,855
Other financial liabilities, Balance	$ (3,946,950)